Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group International Focus Equity ETF
Entity Central Index Key	0001870130
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Capital Group International Focus Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group International Focus Equity ETF
Class Name	Capital Group International Focus Equity ETF
Trading Symbol	CGXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group International Focus Equity ETF for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGXU	$ 59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 16.85% on a net asset value (NAV) basis and 17.32% on a market price basis for the year ended May 31, 2024. These results compare with a 16.74% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors
influenced
results
During the fund’s fiscal year, the United States saw economic growth driven by recovery in labor markets and increased supply of goods. In Europe, the market saw positive momentum attributed to decreased natural gas prices and increased manufacturing activity. However, the United Kingdom experienced stagnant growth, with inflation decreasing at a slower rate. In the Asia-Pacific region, Japan and India saw growth in corporate profits, while China faced an economic slowdown due to a downturn in the real estate sector.
The fund’s holdings in information technology, energy and industrials were particularly additive to returns during the period, as were companies based in the United States, the Eurozone and in developed markets around the world.
In terms of detractors, holdings in the energy and real estate sectors saw negative returns during the period. Likewise, the fund’s holdings in companies based in the Asia-Pacific region (ex-Japan) posted negative overall returns, particularly those domiciled in Hong Kong and Singapore.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	Since inception 1
Capital Group International Focus Equity ETF (at net asset value) 2	16.85%	3.47%
Capital Group International Focus Equity ETF (at market price) 2	17.32	3.72
MSCI ACWI (All Country World Index) ex USA 3	16.74	3.15
1
The fund began investment operations on
February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,579,000,000
Holdings Count | Holdings	71
Advisory Fees Paid, Amount	$ 10,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,579
Total number of portfolio holdings	71
Total advisory fees paid (in millions)	$ 10
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)